Subsequent Events (Details Narrative)																								1 Months Ended	3 Months Ended			6 Months Ended		9 Months Ended	12 Months Ended
	Oct. 15, 2025 USD ($) Integer	Oct. 10, 2025 USD ($)	Sep. 18, 2025 USD ($) Integer	Aug. 25, 2025 USD ($) Integer	Aug. 20, 2025 $ / shares shares	Aug. 08, 2025 USD ($)	Aug. 07, 2025 USD ($) Integer	Aug. 01, 2025 USD ($)	Apr. 29, 2025 USD ($) Integer	Apr. 28, 2025 USD ($)	Apr. 25, 2025 USD ($) $ / shares shares	Apr. 22, 2025 USD ($) $ / shares shares	Mar. 03, 2025 USD ($) Integer	Feb. 26, 2025 USD ($) $ / shares shares	Feb. 04, 2025 shares	Feb. 01, 2025 USD ($) $ / shares shares	Jan. 25, 2025 USD ($)	Nov. 09, 2024 USD ($) shares	Aug. 05, 2024 shares	Feb. 21, 2024 shares	Jan. 25, 2024 USD ($)	Jul. 17, 2023 USD ($) $ / shares shares	May 26, 2023 shares	Sep. 12, 2025 USD ($) $ / shares shares	Jul. 31, 2025 USD ($) $ / shares shares	Apr. 30, 2025 shares	Jul. 31, 2024 shares	Jul. 31, 2025 USD ($) $ / shares shares	Jul. 31, 2024 USD ($)	Oct. 31, 2024 USD ($)	Jan. 31, 2025 USD ($) $ / shares shares	Jan. 31, 2024 USD ($) $ / shares shares	May 01, 2024 USD ($)	Apr. 03, 2024 USD ($)
Issuance of shares | shares																				70,002		476,338
Issuance of shares | shares																												250,000
Share issued price per share | $ / shares																						$ 0.0637									$ 0.11
Warrants expiration term																						3 years			1 year 6 months 7 days			1 year 6 months 7 days			3 years
Cash proceeds																						$ 20,000						$ 418,100			$ 90,919
Sale of stock number of shares | shares																															1
Advances from chairman																													$ 467,000		$ 467,000	285,000
Debt instrument, maturity date																															Jan. 31, 2024
Debt interest amount																																$ 9,547
Minimum [Member]
Share issued price per share | $ / shares																																$ 0.144
Conversion price | $ / shares																																0.0297
Maximum [Member]
Share issued price per share | $ / shares																																0.262
Conversion price | $ / shares																																$ 0.0888
Convertible Notes Payable [Member]
Company issued common stock for conversions | shares																																5,666,917
March 2025 Note [Member]
Debt instrument, face value													$ 61,600
Debt instrument, interest rate													8.00%
Original Issue Discount													$ 5,600												$ 5,537			5,537
Debt instrument, maturity date													Dec. 15, 2025
Common stock conversion, percentage													75.00%
Debt instrument, convertible, threshold trading days | Integer													10
April 2025 Note [Member]
Debt instrument, face value									$ 89,650
Debt instrument, interest rate									8.00%
Original Issue Discount									$ 8,150																$ 9,984			9,984
Debt instrument, maturity date									Feb. 15, 2026
Common stock conversion, percentage									75.00%
Debt instrument, convertible, threshold trading days | Integer									10
Common Stock [Member]
Issuance of shares | shares																									5,576,756	1,369,961					1,122,672
Cash proceeds																												$ 500,000		$ 500,000
Sale of stock number of shares | shares																						1
Company issued common stock for conversions | shares																									2,410,068	436,904	185,381	2,846,972			867,389	5,666,917
Conversion of principal and interest																																$ 223,733
Common Stock [Member] | Minimum [Member]
Conversion of principal and interest																												$ 27,660
Conversion price | $ / shares																									$ 0.046995			$ 0.046995
Common Stock [Member] | Maximum [Member]
Conversion of principal and interest																												$ 128,860
Conversion price | $ / shares																									$ 0.06495			$ 0.06495
Director [Member]
Issuance of shares | shares														3,080,670
Proceeds from notes payable														$ 250,000
Accrued interest														$ 27,260
Share issued price per share | $ / shares														$ 0.09
Warrants expiration term														3 years
Sale of stock number of shares | shares														1
Debt instrument, face value																	$ 250,000				$ 250,000
Debt instrument, interest rate																	10.00%				10.00%
Debt instrument, maturity date																	Jan. 25, 2025				Jan. 25, 2025
Investor [Member]
Warrants expiration term																																3 years
Pete O Heeron [Member]
Accrued interest																																	$ 60,944	$ 15,055
Subsequent Event [Member]
Issuance of shares | shares															250,000
Issuance of shares | shares														3,080,670
Warrants expiration term														3 years		3 years
Common stock price percentage													75.00%
Subsequent Event [Member] | Convertible Notes Payable [Member]
Company issued common stock for conversions | shares											230,280	206,624
Conversion of principal and interest											$ 12,320	$ 12,320
Conversion price | $ / shares											$ 0.0535	$ 0.059625
Subsequent Event [Member] | March 2025 Note [Member]
Debt instrument, face value													$ 61,600
Debt instrument, interest rate													8.00%
Original Issue Discount													$ 11,600
Subsequent Event [Member] | April 2025 Note [Member]
Debt instrument, face value									$ 89,650
Debt instrument, interest rate									8.00%
Original Issue Discount									$ 14,650
Debt instrument, maturity date									Feb. 15, 2026
Common stock conversion, percentage									75.00%
Debt instrument, convertible, threshold trading days | Integer									10
Subsequent Event [Member] | August Twenty Twenty Five Note [Member]
Debt instrument, face value				$ 137,500			$ 137,500
Debt instrument, interest rate				8.00%			8.00%
Original Issue Discount				$ 12,500			$ 12,500
Conversion of principal and interest						$ 9,111		$ 9,945
Debt instrument, maturity date				Aug. 25, 2026			Aug. 07, 2026
Common stock conversion, percentage				75.00%			75.00%
Debt instrument, convertible, threshold trading days | Integer				10			10
Repayment of notes						$ 29,945		$ 75,000
Issuance of stock option | shares					4,040,329
Stock option exercise price per share | $ / shares					$ 0.07
Subsequent Event [Member] | September Twenty Twenty Five Note [Member]
Debt instrument, face value			$ 74,250
Debt instrument, interest rate			8.00%
Debt instrument, maturity date			Sep. 18, 2026
Debt instrument, convertible, threshold trading days | Integer			10
Original issue discount percentage			10.00%
Subsequent Event [Member] | October 2025 Note [Member]
Debt instrument, face value	$ 70,400
Debt instrument, interest rate	8.00%
Original Issue Discount	$ 6,400
Debt instrument, maturity date	Jul. 30, 2026
Common stock conversion, percentage	75.00%
Debt instrument, convertible, threshold trading days | Integer	10
Debt instrument convertible consecutive trading days | Integer	180
Subsequent Event [Member] | Common Stock [Member]
Accrued interest																								$ 8,086
Company issued common stock for conversions | shares																								3,891,481
Conversion of principal and interest																								$ 139,250
Subsequent Event [Member] | Common Stock [Member] | Minimum [Member]
Conversion price | $ / shares																								$ 0.0347
Subsequent Event [Member] | Common Stock [Member] | Maximum [Member]
Conversion price | $ / shares																								$ 0.0533
Subsequent Event [Member] | Director [Member]
Proceeds from notes payable														$ 250,000
Accrued interest														$ 27,260
Share issued price per share | $ / shares														$ 0.09
Subsequent Event [Member] | Pete O Heeron [Member]
Conversion of principal and interest		$ 9,111
Repayment of notes		6,056																						$ 127,192
Debt principal amount		70,000
Debt interest amount		$ 9,384
Investor [Member] | Common Stock [Member]
Issuance of shares | shares																							978,300
Officer [Member] | Subsequent Event [Member]
Issuance of shares | shares																546,021
Board of Directors Chairman [Member]
Issuance of shares | shares																																23,521,147
Cash proceeds																																$ 970,000
Board of Directors Chairman [Member] | Common Class A [Member]
Issuance of shares | shares																		250,000
Cash proceeds																		$ 8,162
Board of Directors Chairman [Member] | Subsequent Event [Member] | Common Stock [Member]
Share issued price per share | $ / shares																$ 0.09
Sale of stock number of shares | shares																1
Board of Directors Chairman [Member] | Subsequent Event [Member] | Common Class A [Member]
Cash proceeds																$ 49,142
Pete O Heeron [Member] | Subsequent Event [Member]
Advances from chairman										$ 75,000
Restricted Stock [Member] | Subsequent Event [Member] | Investor [Member]
Issuance of shares | shares																2,105,374								10,906,509
Cash proceeds																$ 145,001								$ 418,284
Restricted Stock [Member] | Investor [Member] | Stock Compensation And Subscription Agreement [Member]
Issuance of shares | shares															1,000,000				225,000				978,300
Restricted Stock [Member] | Investor [Member] | Stock Compensation And Subscription Agreement [Member] | Subsequent Event [Member]
Issuance of shares | shares															1,000,000